Leasehold Improvements and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Leasehold Improvements and Equipment [Table Text Block]
			2016	2015
		Accumulated	Net Carrying	Net Carrying
	Cost	Depreciation	Amount	Amount

Manufacturing equipment	$2,550	$121	$2,429	$1,050
Laboratory and office equipment	1,222	415	807	821
Computer equipment	66	43	23	17
Leasehold improvements	2,786	315	2,471	2,350

	$6,624	$894	$5,730	$4,238